Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (1,180,420)	$ (5,816,970)	$ (5,951,613)	$ (6,942,522)
Less: Net income (loss) from discontinued operations		(552,445)	3,551,258	1,722,158
Net income (loss) from continuing operations		(5,264,525)	(2,400,355)	(5,220,364)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Impairment of right of use assets			176,225
Amortization of intangible assets	1,895,871		514,618
Impairment of financial product				1,000,000
Stock-based compensation to service providers				884,208
Stock-based compensation to senior management			37,899
Depreciation of fixed assets	130
Amortization of discount on convertible notes	163,333
Amortization of right of use assets		146,890
Amortization of beneficial conversion feature relating to issuance of convertible notes		3,400,000	3,400,000
Amortization of relative fair value of warrants relating to issuance of convertible notes		3,060,000	3,060,000
Impairment on investment securities				200,000
Impairment of equity investments			410,000	1,809,251
Deferred tax benefits			(135,930)
Share-based payment for service	1,695,042
Standstill fee relating to convertible notes	356,934
Interest expense for convertible notes	199,093
Deferred tax liabilities	(411,736)
Changes in operating assets and liabilities:
Other current assets	601,683	(138,596)	(776,626)	(39,984)
Account receivables	(2,520)	(1,927,299)
Inventory	(882,764)		403,471
Prepayments	(5,108,162)	(2,843,373)	13,317,930
Advances from customers	1,677,349	63,976	6,692,708
Accounts payable	2,297,940
Due to related parties	(5,518,273)	(300,549)	5,321,874
Due from related parties	(457,032)		(4,327,269)
Income tax payable	1,175,327	408,829	2,313,853	14,861
Other current liabilities	(297,177)	820,815	2,148,993	(1,451,853)
Lease liabilities		(166,242)	(176,225)
Net cash provided by (used in) operating activities from continuing operations	(3,789,382)	(2,740,074)	29,981,166	(2,803,881)
Net cash provided by operating activities from discontinued operations		19,213	(125,133)	638,249
Net cash provided by (used in) operating activities	(3,789,382)	(2,720,861)	29,856,033	(2,165,632)
Cash Flows from Investing Activities:
Purchases of intangible assets	(5,100,490)
Purchases of fixed assets	(2,332)
Final payment of acquisition of a subsidiary	(15,533,312)
Investments in financial products				(1,000,000)
Investment in one subsidiary, net of cash acquired			(82,227,328)
Payment made on loan to related parties	(7,174,955)		(47,114,208)	(2,865,070)
Payment made on loans to third parties	(45,057,871)	(78,559,027)	(173,673,614)	(576,647)
Collection of loans from related parties	43,687,593
Collection of loans from third parties	13,370,395		170,432,603
Net cash used in investing activities from continuing operations	(15,810,972)	(78,559,027)	(132,582,547)	(4,441,717)
Net cash used in investing activities from discontinued operations		(300,711)		(4,432,199)
Net cash used in investing activities	(15,810,972)	(78,859,738)	(132,582,547)	(8,873,916)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock under ATM transaction	2,192,989
Proceeds from issuance of common stock under private placement transactions	24,450,000	13,500,000	18,500,000	589,750
Proceeds from exercise of warrants	7,500	36,000,000
Proceeds from issuance of convertible promissory notes	4,500,000	30,000,000	30,000,000
Proceeds from issuance of common stocks relating to exercise of warrants by warrant holders			36,353,731
Proceeds from borrowings from related parties		1,121,770	1,613,696	212,193
Capital injection from shareholders				1,417,736
Stock subscription advance received from shareholders				1,600,000
Proceeds from registered direct offering, net of transaction costs			20,000,000	4,653,440
Repayment of third party borrowings			(318,748)
Proceeds from borrowings from third parties	1,993,828			318,434
Repayments made on loans to related parties	(550,930)
Payments made on loans to third parties	(9,496,586)
Net cash provided by financing activities from continuing operations	23,096,801	80,621,770	106,148,679	8,791,553
Net cash used in financing activities from discontinuing operations		(381,554)		3,038,151
Net cash provided by financing activities	23,096,801	80,240,216	106,148,679	11,829,704
Effect of exchange rate changes on cash and cash equivalents	700,055	381,294	(2,499,428)	172,411
Net increase/(decrease)in cash and cash equivalents	4,196,502	(959,089)	922,737	962,567
Cash at beginning of period	2,700,013	2,446,683	1,777,276	1,484,116
Cash at end of period	6,896,515	1,487,594	2,700,013	2,446,683
Less: Cash from discontinued operations		84		(669,407)
Cash from continuing operations	6,896,515	1,487,510	2,700,013	1,777,276
Supplemental Cash Flow Information
Cash paid for interest expense			18,073	41,053
Cash paid for income tax	75,416
Supplemental disclosure of Non-cash investing and financing activities
Right-of-use assets obtained in exchange for operating lease obligations		455,635	186,191	61,648
Issuance of common stocks in connection with conversion of convertible notes		30,000,000	30,000,000
Issuance of common stocks in connection with cashless exercise of 962,022 warrants			1,269,869
Fair value of HC High Summit assets disposed			5,320,768
HC High Summit liabilities derecognized			(2,606,257)
Issuance of common stocks in exchange of investments in one equity investee				$ 410,000
Issuance of common stocks in connection with private placements, net of issuance costs with proceeds collected in advance in November 2019		1,600,000	$ 1,600,000
Issuance of common stocks in connection with warrant cashless exercise in March 2021	$ 1,439,826